Interest expenses - Major components of interest expenses (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure of detailed information about borrowings [line items]
Interest on loans	$ 4,107	$ 4,839
Interest on lease contract	383	327
Interest on financing component of long-term development services agreements	1,415	1,809
Interest on supplier payable with extended payment terms	81	53
Other bank fees and financial charges	160	200
Total interest expenses	$ 6,146	$ 7,228